Note 4 - Property and Equipment (Details Textual) - USD ($)		1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 01, 2021	Oct. 31, 2022	May 31, 2022	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2022
Tangible Asset Impairment Charges, Total									$ 0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance					$ 1,337,407		$ 1,337,407		$ 1,337,407	$ 844,359
Property, Plant and Equipment, Disposals			$ 1,530,024
Proceeds from Sale of Property, Plant, and Equipment, Total			$ 580,000
Gain (Loss) on Disposition of Property Plant Equipment, Total		$ (21,227)			$ (21,227)	$ 0	$ (971,251)	$ 0
Service Equipment Related to Pinnacle Vac [Member]
Property, Plant and Equipment, Transfers and Changes	$ 201,388
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	$ 7,484
Vehicles [Member]
Property, Plant and Equipment, Disposals				$ 51,806
Property, Plant and Equipment, Additions				$ 91,132